Goodwill - Goodwill by business (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Line Items]
Goodwill	€ 10,383	€ 9,876
Monitoring
Goodwill [Line Items]
Goodwill	4,194	3,964
Image-Guided Therapy
Goodwill [Line Items]
Goodwill	3,216	3,044
Precision Diagnosis
Goodwill [Line Items]
Goodwill	1,440	1,363
Sleep & Respiratory Care
Goodwill [Line Items]
Goodwill	694	687
Personal Health
Goodwill [Line Items]
Goodwill	509	483
Enterprise Informatics
Goodwill [Line Items]
Goodwill	€ 331	€ 336